Morgan Stanley KLD Social Index Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2002

Dear Shareholder:
This semiannual report to shareholders covers the six-month period ended
May 31, 2002, a time marked by a weak U.S. economy. During the period, expectations for corporate earnings generally declined as investor confidence continued to suffer from fears of terrorist attacks and, more recently, mounting concerns about corporate debt, questionable accounting practices and research integrity on Wall Street.

Despite a strong rebound in the fourth quarter of 2001, the broader U.S. equity markets finished the year with negative returns. This was only the fourth time since the Depression that the U.S. equity markets suffered two consecutive annual losses. Although the weakness in equities was fairly broad based, the technology sector was hit especially hard, the main culprits being a slowdown in corporate spending on information technology and renewed rounds of downward earnings revisions in the telecommunications sector.

Performance and Portfolio Strategy
For the six-month period ended May 31, 2002, Morgan Stanley KLD Social Index Fund's Class A, B, C and D shares returned -6.33 percent, -6.68 percent, -6.67 percent and -6.25 percent, respectively. For the same period, the KLD Large Cap Social Index(1) (KLD Index) and Russell 1000 Index(2) returned -6.22 percent and -4.87 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund seeks to deliver investment results that correspond, before expenses, to the total return of the KLD Index, which is composed of medium-to large-capitalization stocks that meet certain social and environmental criteria. The Investment Manager may use statistical sampling in an attempt to recreate the portfolio characteristics of the KLD Index. As of May 31, 2002, about 700 companies met KLD's broad-based environmental and social criteria and represented approximately 92 percent of the available domestic market capitalization. Because the Fund's portfolio is intended to replicate the KLD Index based on market

----------------
(1) The KLD Large Cap Social Index begins with the Russell 1000 Index. Companies not up to certain standards of responsibility established by KLD are then excluded, leaving only companies that have demonstrated a commitment to social and environmental concerns. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

The KLD Large Cap Social Index (KLD Index) is a service mark of KLD Research & Analytics, Inc. (KLD). Morgan Stanley KLD Social Index Fund is not promoted or endorsed by, or in any way affiliated with KLD. KLD is not responsible for and has not reviewed the Fund or any associated literature or publications. KLD makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise. The KLD Index is derived from the constituents of the Russell 1000 Index. The Russell 1000 Index is a trademark/service mark of the Frank Russell Company (FRC). The use of the Russell 1000 Index as the universe for the KLD Index in no way suggests or implies an opinion by FRC as to the attractiveness of the KLD Index or of the investment in any or all of the securities upon which the Russell 1000 Index or KLD Index are based.

(2) The Russell 1000 Index is a capitalization-weighted index that comprises the 1,000 largest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley KLD Social Index Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2002 CONTINUED

capitalization, certain sectors are either under- or overrepresented in the Fund. The technology sector accounted for the largest weighting of the Fund's portfolio, followed by financial services, consumer services and health care. The transportation, consumer durables and energy sectors were among the lowest weightings.

Looking Ahead
Late last year, fiscal policy went from restrictive to bullish when the Federal Reserve flooded the system with liquidity. Lately, the decline in the U.S. dollar has also been a stimulant. Although the debt bubble and high corporate bond yields will restrict economic recovery somewhat, manufacturing companies could continue to show profit gains. With no signs of inflation during this economic recovery, the Federal Reserve may remain friendly. In our opinion, profits may improve.

Although the markets look choppy and investor sentiment is negative, we believe valuation levels are compelling longer term. In past cycles, markets have made healthy comebacks from such valuations.

We appreciate your ongoing support of Morgan Stanley KLD Social Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley KLD Social Index Fund
FUND PERFORMANCE / / MAY 31, 2002

                        Average Annual Total Returns -- Period Ended 5/31/02
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   Since Inception (7/13/01)  (12.05)%(1) (16.66)%(2) Since Inception (7/13/01) (12.65)%(1) (17.02)%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   Since Inception (7/13/01)  (12.64)%(1) (13.51)%(2) Since Inception (7/13/01)  (11.88)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks and Warrants (96.1%)
           ADVERTISING/MARKETING SERVICES (0.6%)
    101    Catalina Marketing Corp.*...............  $     3,363
    222    Dun & Bradstreet Corp.*.................        8,263
    176    Harte-Hanks Inc.........................        3,842
  1,038    Interpublic Group of Companies, Inc.....       34,254
    161    Lamar Advertising Co.*..................        6,925
    513    Omnicom Group, Inc......................       44,308
    148    Valassis Communications, Inc.*..........        6,046
                                                     -----------
                                                         107,001
                                                     -----------
           AEROSPACE & DEFENSE (0.0%)
    431    Rockwell Collins, Inc...................       11,206
                                                     -----------
           AIR FREIGHT/COURIERS (0.6%)
    181    C.H. Robinson Worldwide, Inc............        6,132
    131    Expeditors International of Washington,
            Inc....................................        7,742
    850    FedEx Corp..............................       45,857
    640    United Parcel Service, Inc.
            (Class B)..............................       38,643
                                                     -----------
                                                          98,374
                                                     -----------
           AIRLINES (0.3%)
    425    AMR Corp.*..............................        8,904
    148    Continental Airlines, Inc.
            (Class B)*.............................        3,296
    340    Delta Air Lines, Inc....................        8,925
    136    SkyWest, Inc............................        3,169
  2,108    Southwest Airlines Co...................       35,899
    147    UAL Corp.*..............................        1,792
                                                     -----------
                                                          61,985
                                                     -----------
           ALTERNATIVE POWER GENERATION (0.0%)
    822    Calpine Corp.*..........................        7,924
                                                     -----------
           APPAREL/FOOTWEAR (0.2%)
    319    Cintas Corp.............................       16,655
     29    Columbia Sportswear Co.*................        1,021
    290    Liz Claiborne, Inc......................        8,883

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    139    Reebok International Ltd.*..............  $     3,639
     57    Timberland Co. (Class A)*...............        2,210
    245    VF Corp.................................       10,412
                                                     -----------
                                                          42,820
                                                     -----------
           APPAREL/FOOTWEAR RETAIL (0.4%)
    137    American Eagle Outfitters, Inc.*........        3,041
    386    Foot Locker, Inc.*......................        5,906
  1,682    Gap, Inc. (The).........................       24,507
    290    Nordstrom, Inc..........................        7,140
     62    Payless ShoeSource, Inc.*...............        3,466
  1,536    TJX Companies, Inc. (The)...............       32,394
                                                     -----------
                                                          76,454
                                                     -----------
           AUTO PARTS: O.E.M. (0.3%)
    271    Autoliv, Inc............................        6,358
    409    Dana Corp...............................        8,720
  1,563    Delphi Automotive Systems Corp..........       24,617
    206    Gentex Corp.*...........................        6,372
    166    Lear Corp.*.............................        7,673
    362    Visteon Corp............................        5,701
                                                     -----------
                                                          59,441
                                                     -----------
           BEVERAGES: NON-ALCOHOLIC (1.9%)
  5,583    Coca-Cola Co. (The).....................      310,191
    492    Pepsi Bottling Group, Inc. (The)........       16,246
    232    PepsiAmericas, Inc......................        3,689
                                                     -----------
                                                         330,126
                                                     -----------
           BIOTECHNOLOGY (1.5%)
    213    Abgenix, Inc.*..........................        2,748
    106    Affymetrix, Inc.*.......................        2,539
    158    Alkermes, Inc.*.........................        3,072
  2,887    Amgen Inc.*.............................      137,508
    164    Applera Corp. - Celera Genomics
            Group*.................................        2,370
    124    Cephalon, Inc.*.........................        6,644
    112    CuraGen Corp.*..........................          906

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    116    Enzon, Inc.*............................  $     3,268
    504    Genzyme Corp. (General Division)*.......       16,143
    524    Gilead Sciences, Inc.*..................       18,686
    348    Human Genome Sciences, Inc.*............        6,003
    122    ICOS Corp.*.............................        2,746
    302    IDEC Pharmaceuticals Corp.*.............       12,953
    123    ImClone Systems, Inc.*..................        1,188
    145    Invitrogen Corp.*.......................        5,094
    201    Medarex, Inc.*..........................        2,016
    670    MedImmune, Inc.*........................       21,788
    745    Millennium Pharmaceuticals, Inc.*.......       11,242
     64    Myriad Genetics, Inc.*..................        1,427
     96    OSI Pharameceuticals Inc.*..............        2,917
    242    Protein Design Labs, Inc.*..............        2,752
    137    SICOR Inc.*.............................        2,243
    167    Vertex Pharmaceuticals, Inc.*...........        3,295
                                                     -----------
                                                         269,548
                                                     -----------
           BROADCASTING (0.7%)
  1,330    Clear Channel Communications, Inc.*.....       70,796
    103    Cox Radio, Inc. (Class A)*..............        2,817
     80    Emmis Communications Corp.
            (Class A)*.............................        2,368
     74    Entercom Communications Corp.*..........        3,889
    107    Entravision Communications Corp.
            (Class A)*.............................        1,678
     46    Hearst-Argyle Television, Inc.*.........        1,190
    263    Hispanic Broadcasting Corp.*............        6,564
    177    Radio One, Inc. (Class D)*..............        3,841
    456    Univision Communications, Inc.
            (Class A)*.............................       18,240
    191    Westwood One, Inc.*.....................        7,287
                                                     -----------
                                                         118,670
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           BUILDING PRODUCTS (0.3%)
    164    American Standard Companies, Inc.*......  $    12,382
  1,273    Masco Corp..............................       33,938
                                                     -----------
                                                          46,320
                                                     -----------
           CABLE/SATELLITE TV (1.0%)
    191    Adelphia Communications Corp.
            (Class A)*.............................          134
    121    Cablevision Systems Corp. - Rainbow
            Media Group*...........................        2,513
    243    Cablevision Systems New York Group
            (Class A)*.............................        4,525
    302    Charter Communications, Inc.
            (Class A)*.............................        2,105
  2,615    Comcast Corp. (Class A Special)*........       73,638
    587    EchoStar Communications Corp.
            (Class A)*.............................       14,787
    106    Insight Communications Co., Inc.*.......        1,616
  7,161    Liberty Media Corp. (Class A)*..........       86,290
     84    Mediacom Communications Corp.*..........          878
                                                     -----------
                                                         186,486
                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED (0.1%)
    181    Cabot Corp..............................        4,458
    430    Rohm & Haas Co..........................       16,202
                                                     -----------
                                                          20,660
                                                     -----------
           CHEMICALS: SPECIALTY (0.5%)
    630    Air Products & Chemicals, Inc...........       31,594
    362    Engelhard Corp..........................       11,265
    142    Lubrizol Corp. (The)....................        4,971
     66    OM Group, Inc...........................        4,330
    444    Praxair, Inc............................       24,864
    209    Sigma-Aldrich Corp......................        9,971
                                                     -----------
                                                          86,995
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           COMMERCIAL PRINTING/ FORMS (0.1%)
    196    Deluxe Corp.............................  $     8,867
    301    Donnelley (R.R.) & Sons Co..............        8,678
                                                     -----------
                                                          17,545
                                                     -----------
           COMPUTER COMMUNICATIONS (2.0%)
    942    3Com Corp.*.............................        5,238
    785    Avaya Inc.*.............................        5,432
    595    Brocade Communications Systems, Inc.*...       11,692
 20,261    Cisco Systems, Inc.*....................      319,719
    226    Emulex Corp.*...........................        6,805
    278    Extreme Networks, Inc.*.................        3,136
    326    Finisar Corp.*..........................          848
    237    Foundry Networks, Inc.*.................        1,562
    694    Juniper Networks, Inc.*.................        6,433
                                                     -----------
                                                         360,865
                                                     -----------
           COMPUTER PERIPHERALS (0.6%)
  6,106    EMC Corp.*..............................       44,268
    355    Lexmark International, Inc.*............       22,170
    515    Maxtor Corp.*...........................        2,729
    793    Network Appliance, Inc.*................       10,317
    255    QLogic Corp.*...........................       11,659
    637    Quantum Corp. - DLT & Storage
            Systems*...............................        4,459
    288    Storage Technology Corp.*...............        5,184
                                                     -----------
                                                         100,786
                                                     -----------
           COMPUTER PROCESSING HARDWARE (4.5%)
    966    Apple Computer, Inc.*...................       22,508
  6,239    Dell Computer Corp.*....................      167,517
    497    Gateway, Inc.*..........................        2,664
  7,347    Hewlett-Packard Co......................      140,254
  4,810    International Business Machines Corp....      386,964
    252    NCR Corp.*..............................        9,211

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  1,569    Palm, Inc.*.............................  $     2,495
  9,012    Sun Microsystems, Inc.*.................       62,093
                                                     -----------
                                                         793,706
                                                     -----------
           CONSTRUCTION MATERIALS (0.1%)
    260    Vulcan Materials Co.....................       12,436
                                                     -----------
           CONSUMER SUNDRIES (0.0%)
     71    Oakley, Inc.*...........................        1,304
                                                     -----------
           CONTAINERS/PACKAGING (0.2%)
    138    Bemis Company, Inc......................        6,886
    149    Packaging Corp. of America*.............        3,001
    439    Pactiv Corp.*...........................       10,172
    231    Sealed Air Corp.*.......................       10,337
    263    Sonoco Products Co......................        7,348
                                                     -----------
                                                          37,744
                                                     -----------
           CONTRACT DRILLING (0.3%)
    384    ENSCO International Inc.................       12,576
    140    Helmerich & Payne, Inc..................        5,348
    360    Nabors Industries, Inc.*................       15,804
    184    Patterson-UTI Energy, Inc.*.............        5,623
    366    Pride International, Inc.*..............        7,100
    261    Rowan Companies, Inc.*..................        6,708
                                                     -----------
                                                          53,159
                                                     -----------
           DATA PROCESSING SERVICES (1.4%)
    249    Acxiom Corp.*...........................        4,427
  1,727    Automatic Data Processing, Inc..........       89,666
    302    Bisys Group, Inc. (The)*................       10,501
    354    Ceridian Corp.*.........................        8,092
    198    Certergy Inc.*..........................        8,514
    166    CheckFree Corp.*........................        3,523
  1,372    Concord EFS, Inc.*......................       42,902
    473    Convergys Corp.*........................       12,412
    129    CSG Systems International, Inc.*........        3,422
    187    DST Systems, Inc.*......................        9,240
    516    Fiserv, Inc.*...........................       21,951

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    878    Paychex, Inc............................  $    30,423
    103    Total System Services, Inc..............        2,358
                                                     -----------
                                                         247,431
                                                     -----------
           DEPARTMENT STORES (0.9%)
    791    Kohl's Corp.*...........................       59,325
    828    May Department Stores Co................       29,129
    728    Penney (J.C.) Co., Inc..................       17,807
    334    Saks, Inc.*.............................        4,663
    817    Sears, Roebuck & Co.....................       48,244
                                                     -----------
                                                         159,168
                                                     -----------
           DISCOUNT STORES (1.2%)
    314    Big Lots, Inc.*.........................        5,621
    202    BJ's Wholesale Club, Inc.*..............        8,736
  1,248    Costco Wholesale Corp.*.................       49,009
    739    Dollar General Corp.....................       12,703
    269    Dollar Tree Stores, Inc.*...............       10,833
    412    Family Dollar Stores, Inc...............       14,832
  2,491    Target Corp.............................      103,252
                                                     -----------
                                                         204,986
                                                     -----------
           DRUGSTORE CHAINS (0.8%)
  1,088    CVS Corp................................       34,849
  2,817    Walgreen Co.............................      107,778
                                                     -----------
                                                         142,627
                                                     -----------
           ELECTRIC UTILITIES (0.3%)
    345    Allegheny Energy, Inc...................       12,396
    342    Aquila, Inc.............................        4,429
     73    Black Hills Corp........................        2,585
    350    DPL, Inc................................        9,261
    104    IDACORP, Inc............................        3,649
    939    Mirant Corp.*...........................        8,920
    216    OGE Energy Corp.........................        4,923
    280    Potomac Electric Power Co...............        5,916
    238    Puget Energy Inc........................        4,962
                                                     -----------
                                                          57,041
                                                     -----------
           ELECTRICAL PRODUCTS (0.6%)
    452    American Power Conversion Corp.*........        6,310
  1,186    Emerson Electric Co.....................       68,610

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    254    Energizer Holdings, Inc.*...............  $     6,845
    134    Hubbell, Inc. (Class B).................        4,951
    388    Molex Inc...............................       14,647
    162    Power-One, Inc.*........................        1,456
                                                     -----------
                                                         102,819
                                                     -----------
           ELECTRONIC COMPONENTS (0.2%)
    201    Cree, Inc.*.............................        2,307
    411    Jabil Circuit, Inc.*....................        9,437
    237    Kemet Corp.*............................        4,792
    188    SanDisk Corp.*..........................        2,633
  1,720    Solectron Corp.*........................       13,898
    332    Vishay Intertechnology, Inc.*...........        8,154
                                                     -----------
                                                          41,221
                                                     -----------
           ELECTRONIC DISTRIBUTORS (0.2%)
    273    Arrow Electronics, Inc.*................        6,830
    325    Avnet, Inc.*............................        7,517
    120    CDW Computer Centers, Inc.*.............        6,258
    204    Ingram Micro Inc. (Class A)*............        2,938
    141    Tech Data Corp.*........................        5,678
                                                     -----------
                                                          29,221
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (0.3%)
    198    Diebold, Inc............................        7,827
  3,130    JDS Uniphase Corp.*.....................       10,986
    627    Symbol Technologies, Inc................        5,373
    246    Tektronix, Inc.*........................        4,989
    361    Waters Corp.*...........................        9,624
  1,925    Xerox Corp.*............................       17,267
                                                     -----------
                                                          56,066
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT (0.9%)
    346    Amkor Technology, Inc.*.................        5,145
  4,500    Applied Materials, Inc.*................       99,810
    513    KLA-Tencor Corp.*.......................       26,743
    342    Lam Research Corp.*.....................        7,777
    177    Mentor Graphics Corp.*..................        2,876
     87    Mykrolis Corp.*.........................        1,174

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    372    Novellus Systems, Inc.*.................  $    15,803
    168    Synopsys, Inc.*.........................        8,474
                                                     -----------
                                                         167,802
                                                     -----------
           ELECTRONICS/APPLIANCE STORES (0.4%)
    684    Best Buy Co., Inc.*.....................       31,601
     85    Blockbuster, Inc. (Class A).............        2,337
    542    Circuit City Stores, Inc. - Circuit
            City Group.............................       12,417
    513    RadioShack Corp.*.......................       17,565
                                                     -----------
                                                          63,920
                                                     -----------
           ELECTRONICS/ APPLIANCES (0.1%)
    211    Maytag Corp.............................        9,451
    155    Whirlpool Corp..........................       11,067
                                                     -----------
                                                          20,518
                                                     -----------
           ENGINEERING & CONSTRUCTION (0.0%)
     67    Quanta Services, Inc.*..................          842
    114    Shaw Group Inc. (The)*..................        3,813
                                                     -----------
                                                           4,655
                                                     -----------
           FINANCE/RENTAL/ LEASING (3.4%)
    253    Allied Capital Corp.....................        6,247
    577    Capital One Financial Corp..............       36,028
    328    Countrywide Credit Industries, Inc......       16,174
  2,822    Fannie Mae..............................      225,788
  1,928    Freddie Mac.............................      126,380
    114    GATX Corp...............................        3,642
  1,283    Household International, Inc............       65,625
  1,980    MBNA Corp...............................       71,696
    790    Providian Financial Corp.*..............        6,438
    451    SLM Corp................................       43,512
    104    United Rentals, Inc.*...................        2,427
                                                     -----------
                                                         603,957
                                                     -----------
           FINANCIAL CONGLOMERATES (2.3%)
  3,661    American Express Co.....................      155,629

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

     88    Investors Financial Services Corp.......  $     6,799
  5,496    J.P. Morgan Chase & Co..................      197,581
     99    Leucadia National Corp..................        3,400
    900    State Street Corp.......................       41,814
      4    Wesco Financial Corp....................        1,236
                                                     -----------
                                                         406,459
                                                     -----------
           FINANCIAL PUBLISHING/ SERVICES (0.5%)
     75    Advent Software, Inc.*..................        2,992
    540    McGraw-Hill Companies, Inc. (The).......       34,090
    436    Moody's Corp............................       20,998
    191    SEI Investments Co......................        6,303
    743    SunGard Data Systems Inc.*..............       20,893
                                                     -----------
                                                          85,276
                                                     -----------
           FOOD DISTRIBUTORS (0.4%)
    348    Supervalu, Inc..........................       10,503
  1,861    SYSCO Corp..............................       51,829
                                                     -----------
                                                          62,332
                                                     -----------
           FOOD RETAIL (0.9%)
  1,122    Albertson's, Inc........................       39,461
  2,243    Kroger Co.*.............................       50,131
  1,322    Safeway Inc.*...........................       53,739
     47    Weis Markets, Inc.......................        1,740
    133    Whole Foods Market, Inc.*...............        6,806
                                                     -----------
                                                         151,877
                                                     -----------
           FOOD: MAJOR DIVERSIFIED (2.1%)
    607    Campbell Soup Co........................       17,148
    788    General Mills, Inc......................       35,854
    965    Heinz (H.J.) Co.........................       39,208
    666    Kellogg Co..............................       24,442
  4,892    PepsiCo, Inc............................      254,286
                                                     -----------
                                                         370,938
                                                     -----------
           FOOD: MEAT/FISH/DAIRY (0.0%)
    206    Hormel Foods Corp.......................        5,028
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           FOOD: SPECIALTY/CANDY (0.3%)
    260    Hershey Foods Corp......................  $    17,350
    380    McCormick & Co., Inc. (Non-Voting)......        9,979
     59    Tootsie Roll Industries, Inc............        2,779
    433    Wrigley (Wm.) Jr. Co....................       24,815
                                                     -----------
                                                          54,923
                                                     -----------
           GAS DISTRIBUTORS (0.3%)
    380    KeySpan Corp............................       14,387
    230    Kinder Morgan, Inc......................        9,947
    218    National Fuel Gas Co....................        5,064
    126    Nicor Inc...............................        6,056
    571    NiSource Inc............................       13,835
    210    Questar Corp............................        5,790
                                                     -----------
                                                          55,079
                                                     -----------
           HOME BUILDING (0.2%)
    167    Centex Corp.............................        8,976
    271    Clayton Homes, Inc......................        4,780
    231    D.R. Horton, Inc........................        5,664
    143    Lennar Corp.............................        7,825
     87    Pulte Homes, Inc........................        4,718
                                                     -----------
                                                          31,963
                                                     -----------
           HOME FURNISHINGS (0.2%)
    543    Leggett & Platt, Inc....................       14,292
    702    Newell Rubbermaid, Inc..................       23,973
                                                     -----------
                                                          38,265
                                                     -----------
           HOME IMPROVEMENT CHAINS (2.1%)
    160    Fastenal Co.............................        6,322
  6,460    Home Depot, Inc. (The)..................      269,317
  2,133    Lowe's Companies, Inc...................      100,592
                                                     -----------
                                                         376,231
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT (0.2%)
    678    Health Management Associates, Inc.
            (Class A)*.............................       13,960
    285    Manor Care, Inc.*.......................        7,381
    105    Orthodontic Centers of America, Inc.*...        2,728

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    128    Universal Health Services, Inc.
            (Class B)*.............................  $     6,351
                                                     -----------
                                                          30,420
                                                     -----------
           HOTELS/RESORTS/ CRUISELINES (0.0%)
    172    Extended Stay America, Inc.*............        2,754
                                                     -----------
           HOUSEHOLD/PERSONAL CARE (3.8%)
    102    Alberto-Culver Co. (Class B)............        5,403
    622    Avon Products, Inc......................       32,935
    478    Clorox Co...............................       21,892
  1,553    Colgate-Palmolive Co....................       84,173
    286    Estee Lauder Companies, Inc. (The)
            (Class A)..............................       10,510
  2,918    Gillette Co.............................      103,793
    221    International Flavors & Fragrances,
            Inc....................................        7,527
  1,473    Kimberly-Clark Corp.....................       95,627
  3,585    Procter & Gamble Co. (The)..............      321,037
                                                     -----------
                                                         682,897
                                                     -----------
           INDUSTRIAL CONGLOMERATES (0.8%)
  1,096    3M Co...................................      137,471
     78    SPX Corp.*..............................       10,725
                                                     -----------
                                                         148,196
                                                     -----------
           INDUSTRIAL MACHINERY (0.3%)
    643    Illinois Tool Works Inc.................       45,672
                                                     -----------
           INDUSTRIAL SPECIALTIES (0.2%)
     66    Cabot Microelectronics Corp.*...........        3,219
    353    Ecolab, Inc.............................       16,831
    130    Millipore Corp..........................        5,145
    137    Valspar Corp. (The).....................        6,425
                                                     -----------
                                                          31,620
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES (0.6%)
    511    Citrix Systems, Inc.*...................        5,452
  1,295    Electronic Data Systems Corp............       68,402
    178    Henry (Jack) & Associates, Inc..........        3,514

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

     80    National Instruments Corp.*.............  $     2,831
    702    PeopleSoft, Inc.*.......................       14,398
    152    Reynolds & Reynolds Co. (Class A).......        4,628
    176    Wind River Systems, Inc.*...............        1,183
                                                     -----------
                                                         100,408
                                                     -----------
           INSURANCE BROKERS/ SERVICES (0.7%)
    632    AON Corp................................       21,128
    172    ChoicePoint Inc.*.......................       10,253
    223    Gallagher (Arthur J.) & Co..............        7,861
    762    Marsh & McLennan Companies, Inc.........       76,886
                                                     -----------
                                                         116,128
                                                     -----------
           INTEGRATED OIL (0.3%)
  1,729    Conoco Inc..............................       46,476
     99    Murphy Oil Corp.........................        9,152
                                                     -----------
                                                          55,628
                                                     -----------
           INTERNET RETAIL (0.1%)
    505    Amazon.com, Inc.*.......................        9,206
                                                     -----------
           INTERNET SOFTWARE/ SERVICES (0.4%)
    839    BEA Systems, Inc.*......................        9,028
    313    CNET Networks, Inc.*....................          970
    194    Earthlink, Inc.*........................        1,277
     96    Internet Security Systems, Inc.*........        1,620
    311    KPMG Consulting, Inc.*..................        4,833
    468    Openwave Systems Inc.*..................        2,813
    245    RealNetworks, Inc.*.....................        2,082
    126    Retek, Inc.*............................        3,073
  1,019    Siebel Systems, Inc.*...................       18,597
    556    VeriSign, Inc.*.........................        5,382
    679    Vignette Corp.*.........................        1,426
    926    Yahoo! Inc.*............................       14,835
                                                     -----------
                                                          65,936
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           INVESTMENT BANKS/ BROKERS (1.2%)
    302    AmeriTrade Holding Corp. (Class A)*.....  $     1,607
    221    Edwards (A.G.), Inc.....................        8,771
    601    Goldman Sachs Group, Inc. (The).........       45,345
     89    Instinet Group, Inc.*...................          670
    132    Investment Technology Group, Inc.*......        4,805
    241    Knight Trading Group, Inc.*.............        1,530
    118    LaBranche & Co., Inc.*..................        3,115
    175    Legg Mason, Inc.........................        9,670
  2,311    Merrill Lynch & Co., Inc................       94,081
  3,022    Schwab (Charles) Corp. (The)............       36,536
                                                     -----------
                                                         206,130
                                                     -----------
           INVESTMENT MANAGERS (0.4%)
     38    BlackRock, Inc.*........................        1,634
    161    Eaton Vance Corp........................        5,627
    219    Federated Investors, Inc. (Class B).....        7,315
    479    Franklin Resources, Inc.................       20,851
     27    John Nuveen Co. (The) (Class A).........        1,542
    156    Neuberger Berman Inc....................        6,791
    290    Price (T.) Rowe Group, Inc..............       10,472
    607    Stilwell Financial, Inc.................       13,111
    207    Waddell & Reed Financial, Inc.
            (Class A)..............................        5,113
                                                     -----------
                                                          72,456
                                                     -----------
           LIFE/HEALTH INSURANCE (0.7%)
  1,455    AFLAC, Inc..............................       46,793
     28    American National Insurance Co..........        2,823
    424    Jefferson-Pilot Corp....................       20,187
    520    Lincoln National Corp...................       23,306
    174    Protective Life Corp....................        5,822
    137    The MONY Group Inc.*....................        4,765

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    347    Torchmark Corp..........................  $    14,005
    593    UnumProvident Corp......................       15,003
                                                     -----------
                                                         132,704
                                                     -----------
           MAJOR BANKS (4.1%)
  3,227    Bank One Corp...........................      131,113
  1,175    BB&T Corp...............................       44,156
    494    Comerica, Inc...........................       31,665
    695    Huntington Bancshares, Inc..............       13,879
  1,175    KeyCorp.................................       32,077
  1,321    Mellon Financial Corp...................       49,009
  1,662    National City Corp......................       55,311
    799    PNC Financial Services Group, Inc.......       44,944
    377    Popular, Inc............................       12,026
    941    SouthTrust Corp.........................       24,438
    697    SunTrust Banks, Inc.....................       47,605
  4,749    Wells Fargo & Co........................      248,848
                                                     -----------
                                                         735,071
                                                     -----------
           MAJOR TELECOMMUNICATIONS (5.7%)
    866    ALLTEL Corp.............................       44,590
  9,724    AT&T Corp...............................      116,396
  5,181    BellSouth Corp..........................      172,424
  9,324    SBC Communications, Inc.................      319,720
  1,969    Sprint Corp. (FON Group)................       32,390
  7,487    Verizon Communications Inc..............      321,941
                                                     -----------
                                                       1,007,461
                                                     -----------
           MANAGED HEALTH CARE (1.3%)
    392    Aetna Inc.*.............................       18,757
    639    Caremark Rx, Inc.*......................       12,358
    414    CIGNA Corp..............................       43,905
    240    First Health Group Corp.*...............        6,590
    251    Health Net Inc.*........................        7,266
    470    Humana, Inc.*...........................        7,153
    273    Oxford Health Plans, Inc.*..............       13,159
    101    Trigon Healthcare, Inc.*................       10,459
    878    UnitedHealth Group Inc..................       79,722

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    350    Wellpoint Health Networks, Inc.*........  $    25,956
                                                     -----------
                                                         225,325
                                                     -----------
           MEDIA CONGLOMERATES (2.0%)
 11,791    AOL Time Warner Inc.*...................      220,492
  5,783    Disney (Walt) Co. (The).................      132,489
                                                     -----------
                                                         352,981
                                                     -----------
           MEDICAL DISTRIBUTORS (0.4%)
    272    AmerisourceBergen Corp..................       20,968
    162    Andrx Group*............................        7,010
     95    Henry Schein, Inc.*.....................        4,710
    789    McKesson HBOC, Inc......................       29,587
    135    Patterson Dental Co.*...................        6,805
     57    Priority Healthcare Corp. (Class B)*....        1,446
                                                     -----------
                                                          70,526
                                                     -----------
           MEDICAL SPECIALTIES (2.7%)
    292    Apogent Technologies Inc.*..............        7,262
    584    Applera Corp. - Applied Biosystems
            Group..................................       10,629
    131    Bard (C.R.), Inc........................        7,218
  1,639    Baxter International, Inc...............       88,014
    153    Beckman Coulter, Inc....................        7,642
    713    Becton, Dickinson & Co..................       26,809
    742    Biomet, Inc.*...........................       20,947
    870    Boston Scientific Corp.*................       24,229
    317    Cytyc Corp.*............................        5,164
    190    DENTSPLY International, Inc.............        7,611
    850    Guidant Corp.*..........................       34,000
    124    Hillenbrand Industries, Inc.............        7,533
  3,345    Medtronic, Inc..........................      154,372
     87    ResMed, Inc.*...........................        2,388
    237    St. Jude Medical, Inc.*.................       20,003
    372    Stryker Corp............................       20,296
    184    Varian Medical Systems, Inc.*...........        8,630
    530    Zimmer Holdings, Inc.*..................       18,539
                                                     -----------
                                                         471,286
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           MEDICAL/NURSING SERVICES (0.1%)
    230    DaVita, Inc.*...........................  $     5,382
    257    Lincare Holdings, Inc.*.................        7,628
                                                     -----------
                                                          13,010
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES (0.1%)
    200    Exult Inc.*.............................        1,390
    153    Iron Mountain Inc.*.....................        4,743
    368    Sabre Holdings Corp. (Class A)*.........       14,499
                                                     -----------
                                                          20,632
                                                     -----------
           MISCELLANEOUS MANUFACTURING (0.1%)
     86    Mettler-Toledo International Inc.*......        3,496
    121    Pentair, Inc............................        5,686
     93    Teleflex, Inc...........................        5,343
                                                     -----------
                                                          14,525
                                                     -----------
           MOTOR VEHICLES (0.2%)
    837    Harley-Davidson, Inc....................       44,009
                                                     -----------
           MOVIES/ENTERTAINMENT (0.0%)
    100    Metro-Goldwyn-Mayer Inc.*...............        1,625
     45    Pixar, Inc.*............................        1,890
                                                     -----------
                                                           3,515
                                                     -----------
           MULTI-LINE INSURANCE (2.7%)
  6,375    American International Group, Inc.......      426,934
    656    Hartford Financial Services Group, Inc.
            (The)..................................       43,296
    139    HCC Insurance Holdings, Inc.............        3,789
    353    Safeco Corp.............................       11,292
                                                     -----------
                                                         485,311
                                                     -----------
           OFFICE EQUIPMENT/ SUPPLIES (0.3%)
    270    Avery Dennison Corp.....................       17,650
    164    Hon Industries, Inc.....................        4,654
    210    Miller (Herman), Inc....................        4,927

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    683    Pitney Bowes, Inc.......................  $    27,969
    204    Steelcase, Inc. (Class A)...............        3,244
                                                     -----------
                                                          58,444
                                                     -----------
           OIL & GAS PIPELINES (0.1%)
    181    Equitable Resources, Inc................        6,520
  1,385    Williams Companies, Inc. (The)..........       19,667
                                                     -----------
                                                          26,187
                                                     -----------
           OIL & GAS PRODUCTION (0.7%)
    694    Anardarko Petroleum Corp................       35,220
    381    Apache Corp.............................       21,214
    366    Devon Energy Corp.......................       19,123
    289    EOG Resources, Inc......................       11,849
     78    Forest Oil Corp.*.......................        2,282
    108    Newfield Exploration Co.*...............        3,894
    157    Noble Energy, Inc.......................        5,991
    471    Ocean Energy, Inc.......................       10,470
    272    Pioneer Natural Resources Co.*..........        6,563
    148    Pogo Producing Co.......................        4,680
    322    XTO Energy Inc..........................        6,524
                                                     -----------
                                                         127,810
                                                     -----------
           OIL REFINING/MARKETING (0.1%)
    220    Sunoco, Inc.............................        7,823
    169    Valero Energy Corp......................        6,675
                                                     -----------
                                                          14,498
                                                     -----------
           OILFIELD SERVICES/ EQUIPMENT (0.5%)
    929    Baker Hughes Inc........................       34,048
    142    Cooper Cameron Corp.*...................        7,990
    175    Global Industries Ltd.*.................        1,305
    284    Grant Prideco, Inc.*....................        4,260
    195    Hanover Compressor Co.*.................        2,551
    224    National-Oilwell, Inc.*.................        5,721
    168    Tidewater, Inc..........................        6,846
    208    Varco International, Inc.*..............        4,208
    292    Weatherford International, Inc.*........       14,702
                                                     -----------
                                                          81,631
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           OTHER CONSUMER SERVICES (0.3%)
    506    Block (H.&R.), Inc......................  $    22,719
    158    DeVry, Inc.*............................        4,263
    389    eBay, Inc.*.............................       21,477
     23    Expedia, Inc. (Class A)*................        1,644
      4    Expedia, Inc. (Warrants, due
            02/04/09)..............................          160
     21    Hotels.com (Class A)*...................        1,006
    786    Service Corp. International*............        3,254
                                                     -----------
                                                          54,523
                                                     -----------
           PACKAGED SOFTWARE (5.0%)
    666    Adobe Systems, Inc......................       24,043
    298    Autodesk, Inc...........................        4,023
    649    BMC Software, Inc.*.....................       10,975
    688    Cadence Design Systems, Inc.*...........       13,251
  1,264    Computer Associates International,
            Inc....................................       21,943
    920    Compuware Corp.*........................        6,780
    753    i2 Technologies, Inc.*..................        2,974
    179    Informatica Corp.*......................        1,606
    478    Intuit Inc.*............................       20,903
    112    Macrovision Corp.*......................        1,807
    140    Manugistics Group, Inc.*................        1,107
    200    Mercury Interactive Corp.*..............        6,772
    202    Micromuse Inc.*.........................        1,412
 12,098    Microsoft Corp. * **....................      615,909
 11,619    Oracle Corp.*...........................       91,790
    731    Parametric Technology Corp.*............        2,544
    399    Peregrine Systems, Inc.*................          551
     91    Quest Software, Inc.*...................        1,274
    562    Rational Software Corp.*................        6,396
    322    Sybase Inc.*............................        4,308
    410    Symantec Corp.*.........................       14,092
    169    TIBCO Software, Inc.*...................        1,006
  1,100    VERITAS Software Corp.*.................       24,937
                                                     -----------
                                                         880,403
                                                     -----------
           PERSONNEL SERVICES (0.1%)
    210    Manpower, Inc...........................        8,707

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    427    Robert Half International, Inc.*........  $    10,538
    218    TMP Worldwide, Inc.*....................        5,888
                                                     -----------
                                                          25,133
                                                     -----------
           PHARMACEUTICALS: GENERIC DRUGS (0.2%)
     53    Barr Laboratories, Inc.*................        3,527
    435    IVAX Corp.*.............................        5,690
    362    Mylan Laboratories, Inc.................       11,200
    293    Watson Pharmaceuticals, Inc.*...........        7,618
                                                     -----------
                                                          28,035
                                                     -----------
           PHARMACEUTICALS: MAJOR (5.5%)
  8,383    Johnson & Johnson.......................      514,297
  6,369    Merck & Co., Inc........................      363,670
  4,049    Schering-Plough Corp....................      107,096
                                                     -----------
                                                         985,063
                                                     -----------
           PHARMACEUTICALS: OTHER (0.4%)
    364    Allergan, Inc...........................       22,968
    488    Forest Laboratories, Inc.*..............       36,029
    486    King Pharmaceuticals, Inc.*.............       13,146
     84    Medicis Pharmaceutical Corp.
            (Class A)*.............................        3,893
    215    Sepracor, Inc.*.........................        2,518
                                                     -----------
                                                          78,554
                                                     -----------
           PROPERTY - CASUALTY INSURERS (0.7%)
     88    21st Century Insurance Group............        1,840
     13    Alleghany Corp.*........................        2,416
    117    American Financial Group, Inc...........        3,129
    485    Chubb Corp. (The).......................       36,453
    374    Cincinnati Financial Corp...............       16,972
     54    Erie Indemnity Co. (Class A)............        2,278
     71    Mercury General Corp....................        3,426
    525    Progressive Corp. (The).................       31,085

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    593    St. Paul Companies, Inc.................  $    25,268
     58    Transatlantic Holdings, Inc.............        5,049
                                                     -----------
                                                         127,916
                                                     -----------
           PUBLISHING: BOOKS/ MAGAZINES (0.0%)
    107    Meredith Corp...........................        4,327
                                                     -----------
           PUBLISHING: NEWSPAPERS (0.4%)
    215    Belo (A.H.) Corp. (Series A)............        5,151
    130    Dow Jones & Co., Inc....................        7,156
     63    McClatchy Co. (The) (Class A)...........        3,928
    441    New York Times Co. (The) (Class A)......       22,169
     84    Scripps (E.W.) Co. (Class A)............        6,442
    525    Tribune Co..............................       22,318
     10    Washington Post Co. (The) (Class B).....        6,174
                                                     -----------
                                                          73,338
                                                     -----------
           PULP & PAPER (0.2%)
    134    Boise Cascade Corp......................        4,768
    131    Bowater, Inc............................        6,862
    505    MeadWestvaco Corp.......................       15,938
                                                     -----------
                                                          27,568
                                                     -----------
           RAILROADS (0.1%)
  1,064    Norfolk Southern Corp...................       22,525
                                                     -----------
           REAL ESTATE DEVELOPMENT (0.0%)
    278    Catellus Development Corp.*.............        5,630
     77    St. Joe Co. (The).......................        2,465
                                                     -----------
                                                           8,095
                                                     -----------
           REAL ESTATE INVESTMENT TRUSTS (1.2%)
    194    AMB Property Corp.......................        5,655
    182    Apartment Investment & Management Co.
            (Class A)..............................        8,478
    334    Archstone-Smith Trust...................        9,021
    160    Arden Realty, Inc.......................        4,320
    168    Avalonbay Communities, Inc..............        7,956
    195    Boston Properties, Inc..................        7,995

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    161    CarrAmerica Realty Corp.................  $     5,072
    245    Crescent Real Estate Equities Co........        4,778
    357    Duke Realty Corp........................        9,660
  1,136    Equity Office Properties Trust..........       34,239
    740    Equity Residential Properties Trust.....       21,416
    145    General Growth Properties, Inc..........        7,051
    143    Health Care Property Investors, Inc.....        5,973
    156    Hospitality Properties Trust............        5,511
    565    Host Marriott Corp.*....................        6,486
    242    iStar Financial Inc.....................        7,381
    228    Kimco Realty Corp.......................        7,273
    195    Liberty Property Trust..................        6,728
    119    Mack-Cali Realty Corp...................        4,145
    241    New Plan Excel Realty Trust.............        4,738
    140    Plum Creek Timber Co., Inc..............        4,252
    388    ProLogis Trust..........................        9,293
    250    Public Storage, Inc.....................        9,185
    159    Rouse Co. (The).........................        5,303
    346    Simon Property Group, Inc...............       11,788
    179    Vornado Realty Trust....................        7,957
                                                     -----------
                                                         221,654
                                                     -----------
           RECREATIONAL PRODUCTS (0.3%)
    242    Brunswick Corp..........................        6,437
    212    Callaway Golf Co........................        3,555
    347    Electronic Arts Inc.*...................       22,208
  1,192    Mattel, Inc.*...........................       25,318
                                                     -----------
                                                          57,518
                                                     -----------
           REGIONAL BANKS (3.2%)
  1,025    AmSouth Bancorporation..................       22,755
    201    Associated Banc-Corp....................        7,608
    221    Bank of Hawaii Corp.....................        6,398
    381    Banknorth Group, Inc....................       10,245
    106    City National Corp......................        5,752
    154    Commerce Bancorp, Inc...................        7,414
    182    Commerce Bancshares, Inc................        8,228
    354    Compass Bancshares, Inc.................       12,319

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    143    Cullen/Frost Bankers, Inc...............  $     5,518
  1,355    Fifth Third Bancorp.....................       88,305
    355    First Tennessee National Corp...........       13,827
    128    First Virginia Banks, Inc...............        7,281
    218    FirstMerit Corp.........................        6,030
    262    Fulton Financial Corp...................        5,106
    438    Hibernia Corp. (Class A)................        8,791
    232    M&T Bank Corp...........................       20,223
    285    Marshall & Ilsley Corp..................       17,696
    197    Mercantile Bankshares Corp..............        8,185
    570    National Commerce Financial Corp........       15,778
    448    North Fork Bancorporation, Inc..........       17,611
    546    Northern Trust Corp.....................       28,294
    173    Old National Bancorp....................        4,429
     82    Provident Financial Group, Inc..........        2,417
    630    Regions Financial Corp..................       22,712
    229    Sky Financial Group, Inc................        5,127
    680    Synovus Financial Corp..................       18,122
    218    TCF Financial Corp......................       11,175
    127    Trustmark Corp..........................        3,228
  5,443    U.S. Bancorp............................      128,727
    379    Union Planters Corp.....................       19,014
    270    Valley National Bancorp.................        7,528
     80    Wilmington Trust Corp...................        4,994
    255    Zions Bancorporation....................       14,043
                                                     -----------
                                                         564,880
                                                     -----------
           RESTAURANTS (0.9%)
    490    Darden Restaurants, Inc.................       12,314
    114    Krispy Kreme Doughnuts, Inc.*...........        4,321
  3,579    McDonald's Corp.*.......................      107,155
    194    Outback Steakhouse, Inc.*...............        7,688
  1,052    Starbucks Corp.*........................       25,543
    253    Wendy's International, Inc..............        9,606
                                                     -----------
                                                         166,627
                                                     -----------
           SAVINGS BANKS (1.2%)
    254    Astoria Financial Corp..................        8,862
    620    Charter One Financial, Inc..............       22,444

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    201    Golden State Bancorp Inc................  $     7,680
    355    Golden West Financial Corp..............       24,836
    236    GreenPoint Financial Corp...............       12,074
    120    Hudson City Bancorp, Inc................        4,702
     68    People's Bank...........................        1,845
    683    Sovereign Bancorp, Inc..................       10,573
    176    Washington Federal, Inc.................        4,824
  2,660    Washington Mutual, Inc..................      103,394
    136    Webster Financial Corp..................        5,356
                                                     -----------
                                                         206,590
                                                     -----------
           SEMICONDUCTORS (5.6%)
    874    Advanced Micro Devices, Inc.*...........        9,990
  1,661    Agere Systems, Inc. (Class A)*..........        5,182
  1,007    Altera Corp.*...........................       18,156
    948    Analog Devices, Inc.*...................       34,716
  1,121    Atmel Corp.*............................        9,215
    525    Broadcom Corp. (Class A)*...............       11,839
    168    Cirrus Logic, Inc.*.....................        1,742
    684    Conexant Systems, Inc.*.................        4,891
    327    Cypress Semiconductor Corp.*............        6,517
    296    Integrated Device Technology, Inc.*.....        7,530
 18,617    Intel Corp..............................      514,202
    173    International Rectifier Corp.*..........        8,126
    282    Intersil Corp. (Class A)*...............        6,774
    246    Lattice Semiconductor Corp.*............        2,632
    880    Linear Technology Corp..................       32,780
    942    LSI Logic Corp.*........................       10,739
    854    Maxim Integrated Products, Inc.*........       39,284
    170    Micrel, Inc.*...........................        3,560
    544    Microchip Technology Inc.*..............       16,266
  1,491    Micron Technology, Inc.*................       35,158
    480    National Semiconductor Corp.*...........       14,736
    282    NVIDIA Corp.*...........................        9,436
    454    PMC - Sierra, Inc.*.....................        6,456
    170    Semtech Corp.*..........................        5,590
  4,803    Texas Instruments, Inc..................      137,702

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    507    Vitesse Semiconductor Corp.*............  $     2,550
    873    Xilinx, Inc.*...........................       30,782
                                                     -----------
                                                         986,551
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY (0.2%)
    196    AdvancePCS*.............................        4,665
     69    Cerner Corp.*...........................        3,754
    815    IMS Health Inc..........................       17,156
    228    Omnicare, Inc...........................        6,402
    106    Pharmaceutical Product Development,
            Inc.*..................................        2,692
    295    Quintiles Transnational Corp.*..........        4,192
                                                     -----------
                                                          38,861
                                                     -----------
           SPECIALTY INSURANCE (0.5%)
    251    Ambac Financial Group, Inc..............       16,907
    261    Fidelity National Financial, Inc........        7,980
     19    Markel Corp.*...........................        3,974
    410    MBIA, Inc...............................       23,005
    261    MGIC Investment Corp....................       18,996
    123    PMI Group, Inc. (The)...................       10,529
    223    Radian Group, Inc.......................       12,109
                                                     -----------
                                                          93,500
                                                     -----------
           SPECIALTY STORES (0.7%)
    235    AutoZone, Inc.*.........................       19,235
    128    Barnes & Noble, Inc.*...................        3,939
    799    Bed Bath & Beyond Inc.*.................       27,406
    223    Borders Group, Inc.*....................        4,647
    823    Office Depot, Inc.*.....................       15,044
  1,265    Staples, Inc.*..........................       26,666
    404    Tiffany & Co............................       15,150
    549    Toys 'R' Us, Inc.*......................       10,019
    244    Williams-Sonoma, Inc.*..................        7,810
                                                     -----------
                                                         129,916
                                                     -----------
           SPECIALTY TELECOMMUNICATIONS (0.2%)
    467    American Tower Corp. (Class A)*.........        1,775
    390    CenturyTel, Inc.........................       12,090

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    737    Citizens Communications Co.*............  $     6,928
    526    Crown Castle International Corp.*.......        2,367
    828    Level 3 Communications, Inc.*...........        3,726
     51    West Corp.*.............................        1,280
                                                     -----------
                                                          28,166
                                                     -----------
           STEEL (0.1%)
    215    Nucor Corp..............................       14,334
                                                     -----------
           TELECOMMUNICATION EQUIPMENT (1.0%)
  2,184    ADC Telecommunications, Inc.*...........        7,316
    224    Advanced Fibre Communications, Inc.*....        4,292
    904    CIENA Corp.*............................        5,117
    474    Comverse Technology, Inc.*..............        5,617
  2,574    Corning Inc.*...........................       12,355
  9,425    Lucent Technologies Inc.................       43,826
    276    ONI Systems Corp.*......................        1,104
    230    Polycom, Inc.*..........................        4,405
  2,096    QUALCOMM Inc.*..........................       66,317
    364    RF Micro Devices, Inc.*.................        5,973
    451    Scientific-Atlanta, Inc.................        8,772
    383    Sycamore Networks, Inc.*................        1,375
    127    Tekelec*................................        1,346
  1,132    Tellabs, Inc.*..........................       10,935
     98    UTStarcom, Inc.*........................        2,181
                                                     -----------
                                                         180,931
                                                     -----------
           TOOLS/HARDWARE (0.1%)
    225    Black & Decker Corp. (The)..............       10,753
    160    Snap-On, Inc............................        5,056
    224    Stanley Works (The).....................        9,538
                                                     -----------
                                                          25,347
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.2%)
     93    Cummins Inc.............................        3,423
    650    Deere & Co..............................       30,550
                                                     -----------
                                                          33,973
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           WATER UTILITIES (0.1%)
    214    American Water Works Co., Inc...........  $     9,311
                                                     -----------
           WHOLESALE DISTRIBUTORS (0.2%)
    476    Genuine Parts Co........................       17,398
    208    Grainger (W.W.), Inc....................       10,937
                                                     -----------
                                                          28,335
                                                     -----------
           WIRELESS TELECOMMUNICATIONS (0.5%)
  5,995    AT&T Wireless Services Inc.*............       48,619
  1,430    Nextel Communications, Inc.
            (Class A)*.............................        6,950
    124    Nextel Partners, Inc. (Class A)*........          631
  1,792    Sprint Corp. (PCS Group)*...............       18,708
    142    Telephone & Data Systems, Inc...........       10,764
     42    United States Cellular Corp.*...........        1,562
    167    Western Wireless Corp. (Class A)*.......          549
                                                     -----------
                                                          87,783
                                                     -----------
           Total Common Stocks and Warrants
            (COST $19,406,518).....................   17,083,492
                                                     -----------
PRINCIPAL
AMOUNT IN
THOUSANDS                                              VALUE

----------------------------------------------------------------

           Short-Term Investment (3.8%)
           Repurchase Agreement
 $  670    Joint repurchase agreement account 1.83%
           due 06/03/02 (dated 05/31/02; proceeds
           $670,102) (a)
           (COST $670,000).........................  $   670,000
                                                     -----------

  Total Investments
   (COST $20,076,518) (B).................    99.9%  17,753,492
  Other Assets in Excess of Liabilities...     0.1       22,194
                                            ------  -----------
  Net Assets..............................   100.0% $17,775,686
                                            ======  ===========

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,045,222 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,368,248, RESULTING IN NET UNREALIZED DEPRECIATION OF $2,323,026.

Futures Contracts Open at May 31, 2002:
                                    DESCRIPTION,     UNDERLYING
       NUMBER                         DELIVERY          FACE
         OF              LONG/         MONTH           AMOUNT       UNREALIZED
      CONTRACTS          SHORT        AND YEAR        AT VALUE     DEPRECIATION
--------------------------------------------------------------------------------
         10               LONG     S&P 500 Index      $533,750       $(13,655)
                                   EMINI
                                   June/2002
          6               LONG     Nasdaq 100          145,140         (5,298)
                                   Index EMINI
                                   June/2002
                                                                     --------
                         Total unrealized depreciation..........     $(18,953)
                                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MAY 31, 2002 (UNAUDITED)

Assets:
Investments in securities, at value
 (cost $20,076,518, respectively).................  $17,753,492
Receivable for:
  Shares of beneficial interest sold..............      17,537
  Dividends.......................................      11,808
Deferred offering costs...........................      14,503
Prepaid expenses and other assets.................         686
Receivable from affiliate.........................      56,942
                                                    ----------
    Total Assets..................................  17,854,968
                                                    ----------
Liabilities:
Payable for:
  Distribution fee................................       5,811
  Variation margin on futures contracts...........       1,610
Accrued expenses and other payables...............      57,358
Offering costs....................................      14,503
                                                    ----------
    Total Liabilities.............................      79,282
                                                    ----------
    Net Assets....................................  $17,775,686
                                                    ==========
Composition of Net Assets:
Paid-in-capital...................................  $20,290,210
Net unrealized depreciation.......................  (2,341,979)
Accumulated undistributed net investment income...      58,675
Accumulated net realized loss.....................    (231,220)
                                                    ----------
    Net Assets....................................  $17,775,686
                                                    ==========
Class A Shares:
Net Assets........................................    $646,695
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      73,912
    Net Asset Value Per Share.....................  $     8.75
                                                    ==========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $     9.23
                                                    ==========
Class B Shares:
Net Assets........................................  $5,831,125
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     668,131
    Net Asset Value Per Share.....................  $     8.73
                                                    ==========
Class C Shares:
Net Assets........................................    $940,004
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     107,937
    Net Asset Value Per Share.....................  $     8.71
                                                    ==========
Class D Shares:
Net Assets........................................  $10,357,862
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................   1,182,813
    Net Asset Value Per Share.....................  $     8.76
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)

Net Investment Income:
Income
Dividends.........................................  $   99,835
Interest..........................................       3,692
                                                    ----------
    Total Income..................................     103,527
                                                    ----------
Expenses
Offering costs....................................      58,001
Investment management fee.........................      37,143
Distribution fee (Class A shares).................         518
Distribution fee (Class B shares).................      26,848
Distribution fee (Class C shares).................       3,607
KLD license fee...................................      21,621
Professional fees.................................      21,228
Shareholder reports and notices...................       7,556
Custodian fees....................................       6,971
Transfer agent fees and expenses..................       3,738
Other.............................................       1,627
                                                    ----------
    Total Expenses................................     188,858
Less: amounts waived/reimbursed...................    (157,885)
                                                    ----------
    Net Expenses..................................      30,973
                                                    ----------
    Net Investment Income.........................      72,554
                                                    ----------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................     (46,281)
  Futures contracts...............................     (41,014)
                                                    ----------
      Net Loss....................................     (87,295)
                                                    ----------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................  (1,164,099)
  Futures contracts...............................     (37,922)
                                                    ----------
    Net Depreciation..............................  (1,202,021)
                                                    ----------
    Net Loss......................................  (1,289,316)
                                                    ----------
Net Decrease......................................  $(1,216,762)
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                                         FOR THE PERIOD
                                          FOR THE SIX    JULY 13, 2001*
                                          MONTHS ENDED       THROUGH
                                          MAY 31, 2002  NOVEMBER 30, 2001
                                          ------------  -----------------
                                          (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $    72,554      $    54,553
Net realized loss.......................      (87,295)        (143,925)
Net change in unrealized depreciation...   (1,202,021)      (1,139,958)
                                          -----------      -----------
    Net Decrease........................   (1,216,762)      (1,229,330)
                                          -----------      -----------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       (1,868)        --
Class B shares..........................       (2,692)        --
Class C shares..........................       (1,886)        --
Class D shares..........................      (79,073)        --
                                          -----------      -----------
    Total Dividends.....................      (85,519)        --
                                          -----------      -----------

Net increase from transactions in shares
 of beneficial interest.................      159,059       20,048,238
                                          -----------      -----------

    Net Increase (Decrease).............   (1,143,222)      18,818,908
Net Assets:
Beginning of period.....................   18,918,908          100,000
                                          -----------      -----------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME OF $58,675 AND
$71,640, RESPECTIVELY)..................  $17,775,686      $18,918,908
                                          ===========      ===========

---------------------

 *    COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley KLD Social Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that before expenses corresponds to the total return of the KLD Large Cap Social Index ("KLD Index"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of companies included in the KLD Index. The Fund was organized as a Massachusetts business trust on April 6, 2001 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures contracts are valued at the latest sale price on the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract, which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $117,980 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the average net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or December 31, 2002, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annual basis exceed 0.60% of the daily net assets of the Fund. At May 31, 2002, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled $828,932 at May 31, 2002

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months period ended
May 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $187, $5,173 and $229, respectively and received $4,208 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2002 aggregated $44,110 and $388,871, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

At May 31, 2002, an affiliate of the Investment Manager owned 1,116,670 Class D shares of beneficial interest.

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

5. Federal Income Tax Status
At November 30, 2001, the Fund had a net capital loss carryover of approximately $20,000 which will be available through November 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $97,000 during fiscal 2001.

As of November 30, 2001, the Fund had temporary book/tax differences attributable to post-October losses, the mark-to-market of open futures contracts and capital loss deferrals on wash sales.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                            FOR THE PERIOD
                                     FOR THE SIX            JULY 13, 2001*
                                    MONTHS ENDED               THROUGH
                                    MAY 31, 2002          NOVEMBER 30, 2001
                                ---------------------  ------------------------
                                     (UNAUDITED)
                                 SHARES     AMOUNT       SHARES       AMOUNT
                                --------  -----------  ----------  ------------
CLASS A SHARES
Sold..........................    42,652  $   390,497      32,496  $    313,502
Redeemed......................    (3,736)     (35,022)         --            --
                                --------  -----------  ----------  ------------
Net increase -- Class A.......    38,916      355,475      32,496       313,502
                                --------  -----------  ----------  ------------
CLASS B SHARES
Sold..........................   219,857    2,037,971   2,476,207    24,433,481
Redeemed......................   (23,200)    (212,713) (2,007,233)  (19,900,307)
                                --------  -----------  ----------  ------------
Net increase -- Class B.......   196,657    1,825,258     468,974     4,533,174
                                --------  -----------  ----------  ------------
CLASS C SHARES
Sold..........................    52,380      478,873      55,882       528,640
Redeemed......................    (2,490)     (23,346)       (335)       (2,941)
                                --------  -----------  ----------  ------------
Net increase -- Class C.......    49,890      455,527      55,547       525,699
                                --------  -----------  ----------  ------------
CLASS D SHARES
Sold..........................    45,988      422,799   1,856,262    18,375,863
Redeemed......................  (314,105)  (2,900,000)   (407,832)   (3,700,000)
                                --------  -----------  ----------  ------------
Net increase (decrease) --
 Class D......................  (268,117)  (2,477,201)  1,448,430    14,675,863
                                --------  -----------  ----------  ------------
Net increase in Fund..........    17,346  $   159,059   2,005,447  $ 20,048,238
                                ========  ===========  ==========  ============

---------------------

 *    COMMENCEMENT OF OPERATIONS.

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the KLD Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the KLD Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

At May 31, 2002, the Fund had outstanding futures contracts.

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                         FOR THE PERIOD
                                          FOR THE SIX    JULY 13, 2001*
                                          MONTHS ENDED       THROUGH
                                          MAY 31, 2002  NOVEMBER 30, 2001
                                          ------------  -----------------
                                          (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period....     $ 9.39          $ 10.00
                                             ------          -------
Income (loss) from investment
 operations:
  Net investment income++...............       0.04             0.03
  Net realized and unrealized loss......      (0.63)           (0.64)
                                             ------          -------
Total loss from investment operations...      (0.59)           (0.61)
                                             ------          -------

Less distributions from net realized
 gain...................................      (0.05)         -
                                             ------          -------

Net asset value, end of period..........     $ 8.75          $  9.39
                                             ======          =======

Total Return+(1)........................      (6.33)%          (6.10)%

Ratios to Average Net Assets(2)(3)(4):
Expenses................................       0.22 %           0.25 %
Net investment income...................       0.89 %           0.85 %
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $647             $329
Portfolio turnover rate(1)..............          0 %              3 %

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   NOVEMBER 30, 2001...........................................    2.35%          (1.25)%
   MAY 31, 2002................................................    1.92           (0.81)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                          FOR THE PERIOD
                                           FOR THE SIX    JULY 13, 2001*
                                          MONTHS ENDED        THROUGH
                                          MAY 31, 2002   NOVEMBER 30, 2001
                                          -------------  -----------------
                                           (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period....     $ 9.36           $ 10.00
                                             ------           -------
Loss from investment operations:
  Net investment income++...............       0.00              0.00
  Net realized and unrealized loss......      (0.62)            (0.64)
                                             ------           -------
Total loss from investment operations...      (0.62)            (0.64)
                                             ------           -------

Less distributions from net realized
 gain...................................      (0.01)          -
                                             ------           -------

Net asset value, end of period..........     $ 8.73           $  9.36
                                             ======           =======

Total Return+(1)........................      (6.68)%           (6.40)%

Ratios to Average Net Assets(2)(3)(4):
Expenses................................       1.00 %            1.00 %
Net investment income...................       0.11 %            0.10 %
Supplemental Data:
Net assets, end of period, in
 thousands..............................     $5,831            $4,413
Portfolio turnover rate(1)..............          0 %               3 %

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   NOVEMBER 30, 2001...........................................    3.10%          (2.00)%
   MAY 31, 2002................................................    2.70           (1.59)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                          FOR THE PERIOD
                                           FOR THE SIX    JULY 13, 2001*
                                          MONTHS ENDED        THROUGH
                                          MAY 31, 2002   NOVEMBER 30, 2001
                                          -------------  -----------------
                                           (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period....     $ 9.36           $ 10.00
                                             ------           -------
Loss from investment operations:
  Net investment income++...............       0.00              0.00
  Net realized and unrealized loss......      (0.62)            (0.64)
                                             ------           -------
Total loss from investment operations...      (0.62)            (0.64)
                                             ------           -------

Less distributions from net realized
 gain...................................      (0.03)          -
                                             ------           -------

Net asset value, end of period..........     $ 8.71           $  9.36
                                             ======           =======

Total Return+(1)........................      (6.67)%           (6.40)%

Ratios to Average Net Assets(2)(3)(4):
Expenses................................       1.00 %            1.00 %
Net investment income...................       0.11 %            0.10 %
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $940              $544
Portfolio turnover rate(1)..............          0 %               3 %

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   NOVEMBER 30, 2001...........................................    3.10%          (2.00)%
   MAY 31, 2002................................................    2.70           (1.59)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                          FOR THE PERIOD
                                           FOR THE SIX    JULY 13, 2001*
                                          MONTHS ENDED        THROUGH
                                          MAY 31, 2002   NOVEMBER 30, 2001
                                          -------------  -----------------
                                           (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period....      $ 9.40           $10.00
                                              ------           ------
Income (loss) from investment
 operations:
  Net investment income++...............        0.05             0.04
  Net realized and unrealized loss......       (0.63)           (0.64)
                                              ------           ------
Total loss from investment operations...       (0.58)           (0.60)
                                              ------           ------

Less distributions from net realized
 gain...................................       (0.06)         -
                                              ------           ------

Net asset value, end of period..........      $ 8.76           $ 9.40
                                              ======           ======

Total Return+(1)........................       (6.25)%          (6.00)%

Ratios to Average Net Assets(2)(3)(4):
Expenses................................        0.00 %           0.00 %
Net investment income...................        1.11 %           1.10 %
Supplemental Data:
Net assets, end of period, in
 thousands..............................     $10,358          $13,634
Portfolio turnover rate(1)..............           0 %              3 %

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   NOVEMBER 30, 2001...........................................    2.10%          (1.00)%
   MAY 31, 2002................................................    1.70           (0.59)

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic                                             [MORGAN STANLEY LOGO]
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President                                                    [LOGO]
Barry Fink
Vice President, Secretary and General Counsel
Alice Weiss
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311
                                                          MORGAN STANLEY
INDEPENDENT AUDITORS                                      KLD SOCIAL INDEX FUND
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.    39908RPT    Semiannual Report
                                                              May 31, 2002

[MORGAN STANLEY LOGO]